Submission	Sep. 05, 2025
Submission [Line Items]
Central Index Key	0001590750
Registrant Name	Viridian Therapeutics, Inc.\DE
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A